Preferential Taxes Rates (Detail)	12 Months Ended							36 Months Ended	12 Months Ended
	Dec. 31, 2012 Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2012 Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2008 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")	Dec. 31, 2012 One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2012 Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2016 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2015 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2014 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2013 Scenario, Forecast Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")		Dec. 31, 2016 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2015 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2014 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2013 Scenario, Forecast Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")		Dec. 31, 2016 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2015 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2014 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2013 Scenario, Forecast Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")		Dec. 31, 2016 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2015 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2014 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2013 Scenario, Forecast One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)		Dec. 31, 2016 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2015 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2014 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")	Dec. 31, 2013 Scenario, Forecast Techfaith Software (China) Limited ("TechSoft")
Income Tax [Line Items]
Preferential tax rate	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	15.00%	15.00%	[1]	12.50%	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	15.00%	[1]	25.00%	25.00%	25.00%	25.00%

[1]	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2011 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.